Issued share capital - Additional Information (Details) kr / shares in Units, € in Thousands, kr in Thousands			6 Months Ended
	Jun. 26, 2024 EUR (€)	Feb. 15, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 26, 2024 kr / shares shares	Feb. 15, 2024 kr / shares shares	Feb. 15, 2024 kr / shares shares	Jan. 01, 2024 EUR (€) shares	Jan. 01, 2024 DKK (kr) kr / shares shares
Issued share capital
Share capital issued							€ 41,838	kr 311,409
Number of share capital issued | shares							311,409,868	311,409,868
Par value per share | (per share)					kr 1	kr 44.50		kr 1
Shares issued | shares					39,500,000	39,500,000
Amount raised by proceeds of share | €		€ 155,000
Transaction costs | €		€ 2,500	€ 2,506
Capital increase June 2024
Issued share capital
Par value per share | kr / shares				kr 1
Shares issued | shares				27,715
Issued for capital increase | €	€ 88		€ 88